3. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

The main accounting policies applied in the preparation of these financial statements are defined below.  These policies have been applied consistently in all years presented.

3.1  Cash and cash equivalents

Cash and cash equivalents include cash in hand, bank deposits, overdraft accounts and other short-term highly liquid investments with original maturities less than three months as of the investment date, with an insignificant risk of changing value.

3.2  Financial assets and liabilities

Financial Asset - Classification

The Company classifies its financial assets according to the following categories: measured at fair value through profit or loss, borrowings and receivables, held-to-maturity and available for sale.  The classification depends on the purpose for which the financial assets were acquired.  Management determines the classification of the financial assets at inception. As of December 31, 2017 and 2016, the Company did not have financial assets classified under the fair value through profit or loss, held-to-maturity and available-for-sale financial instruments category.

·         Borrowings and receivables

These comprise receivables, which are non-derivative financial assets with fixed or determinable payments, not quoted in an active market.  Borrowings and receivables are presented in current assets, except for those with maturity of more than 12 months after the reporting date (these are classified as noncurrent assets).  The Company's borrowings and receivables include cash and cash equivalents, restrict cash, balances of trade receivables, accounts receivable from related parties, other receivables, receivables from the Water National Agency – ANA.  Borrowings and receivables are recorded at fair value and subsequently at amortized cost, under the effective interest rate method.

Financial Liabilities - Classification

The Company classifies its financial liabilities into the following categories: measured at fair value through profit or loss and other liabilities.  Classification depends on the purpose to which the financial liabilities were assumed.  As of December 31, 2017 and 2016, the Company did not have liabilities classified into the “fair value through profit or loss” category.

·         Other liabilities

This category comprises balances payable to contractors and suppliers, borrowings and financing, services payable, balances payable from public-private partnership (PPP), and program contract commitments.

The effective interest rate method is adopted to calculate the amortized cost of a financial liability and allocate its interest expense under the respective period.  The effective interest rate exactly deducts the estimated future cash flows (including fees, transaction costs and other issue costs) throughout the financial liability’s estimated life or, when appropriate, during a shorter period, for initial recognition of the net carrying amount.

3.3  Operating income

(a)         Revenue from sanitation services

Revenue from sanitation services are recognized as the water is consumed and services are provided.  Revenues, including the revenues unbilled, are recognized at the fair value of the consideration received or receivable for the sale of those services. Revenue is shown net of value-added tax and fees, rebates and discounts.  Unbilled revenues represent incurred revenues in which the services were provided, but not yet billed until the end of the each period and are recorded as trade receivables based on monthly estimates of the completed services.  Concerning revenues of wholesale municipal governments, which do not pay the full invoice, the Company establishes an allowance for doubtful accounts upon invoicing in revenue reduction account.

The Company recognizes revenue when: i) products are delivered or services are rendered; ii) the amount of revenue can be reliably measured, iii) it is probable that future economic benefits will flow to the Company and iv) it is probable that the amounts will be collected.  The amount of revenue is not considered to be reliably measurable until all conditions relating to the sale have been satisfied.  Amounts in dispute are recognized as revenue when collected.

(b)         Construction revenue

Revenue from concession construction contracts is recognized in accordance with IFRIC 12 (Service Concession Arrangements) and IAS 11 (Construction Contracts), using the percentage-of-completion method, provided that the applicable conditions for application are fulfilled.  The percentage of completion is calculated from the ratio of the actual costs incurred on the balance sheet date to the planned total costs (cost-to-cost method).  Revenue from cost plus contracts is recognized by reference to the construction costs incurred during the period plus a fee earned.  The fee represents the additional margin related to the work performed by the Company in relation to such construction contracts and it is added construction costs, resulting in the construction revenue.

3.4  Trade receivables and allowance for doubtful accounts

Trade receivables are amounts due from customers for services performed in the ordinary course of business.  These are classified as current assets, except when maturity exceeds 12 months after the end of the reporting period.  In these cases, they are presented as noncurrent assets.

The Company establishes an allowance for doubtful accounts for receivable balances at an amount that Management considers to be sufficient to cover eventual losses. The analysis is carried out based on objective accounts receivable data, past receipts and existing guarantees and it does not expect to incur additional significant losses.

3.5  Inventories

Inventories of supplies for consumption and maintenance of the water and sewage systems are stated at the lower of average cost of acquisition or net realizable value, and are classified in current assets.

3.6  Investment properties

The investment properties are recorded at the acquisition or construction cost, less accumulated depreciation, except for the land group, calculated by the straight-line method at rates that consider the estimated useful life of assets.  Expenditures related to repairs and maintenance are recorded in the income statement when incurred.

The Company also maintains few assets for undetermined use in the future, i.e., it is not defined if the Company will use these assets in the operation or sell them in the short term during the ordinary course of business.

3.7  Property, plant and equipment

Property, plant and equipment comprise mainly administrative facilities not composing the assets, subject-matter of the concession agreements.  Those assets are stated at historical acquisition or construction cost less depreciation, net of impairment charge, when necessary.  Interest, other finance charges and inflationary effects deriving from financing effectively applied to construction in progress are recorded as cost of respective property, plant and equipment, in this case, for the qualifying assets. Qualifying assets are assets that, necessarily, take a substantial period to get ready for its intended use or sale. The Company considers that substantial period means a period greater than 12 months. This period was established by considering the completion period of the majority of its constructions, which is greater than 12 months, which corresponds to one fiscal year of SABESP.

Subsequent costs included in the existing asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that the future economic benefit associated with the item will flow to the Company and the cost of the item can be measured reliably.  Repairs and maintenance are charged to the income statement during the financial period in which they were incurred.

Depreciation is calculated using the straight-line method to allocate their cost and is described in Note 15(c).  Lands are not depreciated.

Residual values and the useful life of assets are revised and adjusted, where applicable, at the end of each year.

Gain and losses on disposals are determined by the difference between the proceeds with the carrying amount and are recognized within other operating income (expenses) in the income statement.

3.8  Intangible assets

Intangibles are stated at acquisition cost and/or construction of the underlying assets, including construction margin, interest and other finance charges capitalized during the construction period, in this case, for the qualifying assets.  Qualifying assets are assets that, necessarily, take a substantial period to get ready for its intended use or sale.  The Company considers that substantial period means a period greater than 12 months.  This period was established by considering the completion period of the majority of its constructions, which is greater than 12 months, which corresponds to one fiscal year of SABESP.

The intangible has its amortization initiated when the intangible assets are available for use in location and the necessary condition when this asset becomes operational.

 The amortization of intangible assets reflects the period over the expected future economic benefits generated by the intangible asset are consumed by the Company and can be the period of the contract or the useful life of the asset.

The amortization of the intangible assets is discontinued when the asset is totally consumed or it is disposed of, whatever occurs first.

Donations in assets, received from third parties and governmental entities to allow the Company to render water and sewage services are not recorded in the Company’s financial statements, since these assets are controlled by the concession grantor.

Financial resources received as donations for the construction of infrastructure are recorded under “Other operating income”.

(a)         Concession arrangements/program

The Company operates concession agreements including the rendering of basic sanitation, environmental, water supply and sewage services signed with the concession grantor.  The infrastructure used by SABESP subject to service concession arrangements is considered to be controlled by the concession grantor when:

(i)        The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price;  and

(ii)       The grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

SABESP's rights over infrastructure operated under concession arrangements is accounted for as an intangible asset as SABESP has the right to charge for use of the infrastructure assets, and users (consumers) have the primary responsibility to pay SABESP for the services.

The fair value of construction and other work on the infrastructure is recognized as revenue, as its fair value, when the infrastructure is built, provided that this work is expected to generate future economic benefits.  The accounting policy to recognize construction revenue is described in Note 3.3.

Intangible assets related to Concession agreements and Program contracts, when there is no right to receive the residual value of the assets at the end of the contract, are amortized on a straight-line basis over the period of the contract, or the useful life of the underlying asset, whichever occurs first.

Investments made and not recovered through rendering of services, when there is right to receive the residual value of the assets at the end of the contract, must be indemnified by the concession grantor, (1) with cash or cash equivalents or also, in general (2) with the contract extension.  These investments are amortized by the useful life of asset.

The details referring to amortization of intangible arising from concession arrangements/programs are described in Note 14 (d).

Law 11,445/07 indicates, whenever possible, that basic sanitation public utilities will have the economic and financial sustainability ensured through the remuneration due to service collection, preferably as tariffs and other public prices, which may be established for each service or both jointly.  Therefore, investments made and not recovered through services rendered, within original term of the contract, are recorded as intangible assets and amortized by the useful life of the asset, taking into consideration a solid track record of concession renewal and, therefore, the continuity of services.

(b)          Software licenses

Software licensing is capitalized based on the acquisition costs and other implementation costs.  Amortizations are recorded according to the useful lives and the expenses associated with maintaining these are recognized as expenses when incurred.

3.9  Impairment of non-financial assets

Property, plant and equipment, intangibles and other noncurrent assets with definite useful lives, are yearly reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  The Company does not record assets with indefinite useful life and assessed that there are no indications of impairment losses, mainly supported by Law 11,445/07, which ensures that basic sanitation public utilities will have assured its economic and financial sustainability through tariffs or via indemnity.

3.10  Trade accounts payable and contractors

Accounts payable to contractors and suppliers are obligations to pay for goods or services purchased from suppliers in the ordinary course of business and are classified as current liabilities if the payment is due in the period up to one year. Otherwise, the accounts payable are presented as noncurrent liabilities and are initially measured at fair value, which generally correspond to the bill and subsequently at amortized cost.

3.11  Borrowings and financing

Borrowings are initially recognized at fair value, upon receipt of funds, net of transaction costs.  Subsequently, borrowings are stated at amortized cost, as presented in Note 16.  Borrowings and financing are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

Nonconvertible bonds issued by the Company are recognized in a similar manner to borrowings.

3.12  Borrowing costs

Borrowing costs attributable to acquisition, construction or production of an asset, which, necessarily, requires a substantial time period to be ready for use or sale are capitalized as part of the cost of these assets.  Other borrowing costs are recognized as expenses in the period they are incurred.  Borrowing costs are interest rates and other charges incurred by the Company related to loans, including exchange variation, as described below.

The capitalization occurs during the period in which the asset has been built, considering the weighted average rate of loans effective on the capitalization date.

For foreign currency-denominated loans or financing, the Company analyzes them as if they were contracted in local currency, restricting the capitalization of interest and/or exchange variation by the amount that would be capitalized if these were contracted in the domestic market in similar lines of credit and loans.

3.13  Payroll, related charges and contributions

Salaries, vacations and the 13th salary and additional payments negotiated in collective labor agreements plus related charges and contributions are recorded on the accrual basis.

3.14  Profit sharing

The profit sharing plan for its employees is based on operational and financial targets of the Company as a whole.  The Company recognizes a provision when it is contractually required or when there is a practice in the past that created a constructive obligation.  The accrual for profit sharing is recorded on the accrual basis period as operating cost, selling and administrative expenses.

3.15  Provisions, legal liabilities, escrow deposits and contingent assets

Provisions related to claims are recognized when: i) the Company has a present (legal or constructive) obligation as a result of past event; ii) it is probable that an outflow of resources that comprise economic benefits will be required to settle the obligation; and iii) the amount can be reliably estimated.  Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole.

Provisions are measured at the present value of the disbursements expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.  The increase in the provision due to passage of time is recognized as interest expense.

For financial statement presentation purposes, the provision is stated net of the related escrow deposits based on the legal right to offset.  The bases and the nature of the provisions for civil, tax, labor and environmental risks are described in Note 19.

Escrow deposits not linked to related liabilities are recorded in noncurrent assets. Escrow deposits are adjusted for inflation.

Contingent assets are not recognized in the statements of financial position.

3.16  Environmental costs

Costs related to ongoing environmental programs are expensed in the income statement, when there is any indication of an event. Ongoing programs are designed to minimize the environmental impact of the operations and to manage the environmental risks inherent to the Company's activities.

3.17  Income taxes – current and deferred

Income taxes expenses comprise current and deferred income tax and social contributions.

Current tax

The provision for income tax and social contribution is based on the taxable income for the year.  The income tax was accrued at rate 15%, plus 10% surtax on taxable income exceeding R$ 240.  The social contribution was accrued at rate 9% over adjusted net income. Taxable income differs from net income (profit presented in the income statement), because it excludes income and expenses taxable or deductible in other years, and excludes items not permanently taxable or not deductible. Income tax and social contribution are accrued based on legislation in place in the end of the year. Management periodically evaluates and measures the positions taken in the income tax return with respect to situations in which applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements, according to IAS 12. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction that at the time of the transaction affects neither accounting nor taxable profit nor loss, except for business combinations.  Deferred income tax is determined using tax rates (and laws) effective at the end of the reporting period and expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable profit will be available for which temporary differences can be utilized and tax losses can be carryforward.

Deferred taxes assets and liabilities are offset when there is a legally enforceable right of offsetting current tax assets against current tax liabilities and when deferred income tax assets and liabilities are related to income taxes levied by same tax authority over the tax entity.

3.18  Taxes on revenues

Revenues from water and sewage services are recognized on accrual basis for PASEP and Cofins, calculated at the rates of 1.65% and 7.60%, respectively. Taxes levied on billed amounts to public entities are due when bills are received.

In addition, revenues from sanitation services are also subject to the Regulatory, Control and Inspection Fee (TRCF - Taxa de Regulação, Controle e Fiscalização), whose taxable event is the performance of regulation, control and monitoring activities by ARSESP, calculated at 0.50% of the annual revenue directly generated by the service provided less taxes levied on the service.

The taxes related to PASEP and Cofins incident on amounts invoiced to public entities are due when invoices are received.

As these taxes are calculated by the non-cumulativeness regime and presented net of tax credits, as deductions from gross revenues.  Debts measured on “other operating income” are presented as deductions from the respective operating income or expense.

3.19  Pension obligations

(a)      Defined benefit

The Company makes contributions to defined benefit plans on a contractual basis and sponsored thereby, managed by Fundação Sabesp de Seguridade Social (“Sabesprev”), a supplementary private pension closely-held entity.  The regular contributions comprise the net administrative expenses and are recognized in the income statement for the period.

Liabilities from defined benefit pension plan obligations correspond to the present value of the defined benefit obligation at the end of the reporting period, less the fair value of the plan’s assets.  The defined benefit obligation (G1) and (G0) are calculated on an annual basis by independent actuaries, using the projected unit credit method.  The estimated future cash outflows is discounted to its present value, using the interest rates of Government bonds with maturities that approximate the maturity of the related liability.

Referring to actuarial gains and losses deriving from adjustments based on the experience and changes in actuarial assumptions are directly recorded under equity, as other comprehensive income (OCI), so that the plan's net assets or liabilities are recognized in the statement of financial position in order to reflect the full amount of plan’s deficit or surplus.

The expenses related to pension plan are recognized in profit and loss of the year as operating cost, selling expenses or administrative expenses, according to employee’s allocation.

In an event where a curtailment relates to only some of the employees covered by a plan, or where only part of an obligation is settled, the gain or loss includes a proportionate share of the past service cost and actuarial gains and losses.  The proportionate share is determined on the basis of the present value of the obligations before and after the curtailment or settlement.

(b)      Defined contribution

The Company makes contributions to defined contribution plans (Sabesprev Mais) on a contractual basis and sponsored thereby, managed by Sabesprev, a supplementary private pension closely-held entity that provides post-employment benefits to its employees.

A defined contribution plan is a pension plan according to which the Company makes fixed contributions to a separate entity.  The Company has no obligation of making contributions if the fund has no sufficient funds to pay to all employees the benefits related to employee’s services in current and previous period.

3.20  Financial revenues and expenses

Financial revenue is primarily comprised of interest, inflation adjustments and exchange rate changes resulting from financial investments, escrow deposits and negotiations with customer to pay by installments, using the effective interest rate method.

Financial expenses are primarily comprised of interest, inflation adjustments and exchange rate changes on borrowings and financing, provisions, public-private partnership and program contract commitments. These financial income and expenses are calculated using the effective interest rate method.

Inflation adjustments and exchange gains and losses derive from the collection or payment to third parties, as contractually required by law or court decision, and recognized on an accrual basis pro rata temporis. Inflation adjustments included in the agreements are not considered embedded derivatives, since they are deemed as inflation adjustment rates for the Company’s economic scenario.

3.21  Leases

Lease agreements are classified as finance lease when property, risks and rewards inherent to the ownership of asset to the lessee are transferred.  Other leases are classified as operational lease, recognized as expenses in the income statement on a straight-line basis during the lease term.

Finance lease agreements are measured based on the lower amount between the present value of minimum mandatory payments of the agreement or the fair value of asset on the start date the lease agreement.  The amounts payable deriving from considerations of finance lease agreements are impacted by financial expenses and amortization of finance lease payables so that to obtain a constant interest rate.  The corresponding lessor’s liability is recorded as current and noncurrent debt.

3.22  Other current and noncurrent assets and liabilities

Other assets are stated at cost of acquisition, net of any impairment loss, where applicable.  The amounts recognized as other liabilities are stated at known or estimated amounts, including, where applicable, related charges and inflation adjustments.

3.23  Dividends and interest on capital

The Company uses the tax benefits of distributing dividends as interest on capital, as permitted by Brazilian Law.  This distribution of dividend is accounted for in accordance with Brazilian Law 9,249/95 for tax deductibility purposes, limited to the daily pro rata fluctuation of the Long-term Interest Rate (TJLP). The benefit attributed to the shareholders is recognized in the current liability against Equity, based on its by-laws. Dividends and interest on capital over the minimum established in the by-laws are recognized when approved by the shareholders in the shareholders’ meeting, except for taxes incurring in the distribution of interest on capital. The tax benefit of the interest on capital are accrued in the income statement of the year, under the same recognition basis of expenses with interest on capital.

3.24  Present value adjustment

Current and noncurrent financial assets and liabilities are adjusted to present value based on discount rate at current market rate as of the transaction date, when the effects are relevant.

3.25  Segment information

Operating segments are determined in a manner consistent with the internal reporting to the Company’s chief operating decision maker (“CODM”), which, in the case of SABESP, is the Board of Executive Officers, to make strategic decisions, allocate resources and evaluate performance.

Consequently, the Company determined that it has one operating segment (sanitation services).

The accounting policies used to determine segment information are the same as those used to prepare the Company’s financial statements.

The measure of the segment’s profit or loss is operating income before other operating expenses, net and equity accounting, which excludes construction revenue and related costs.

The CODM analyzes asset and liability information on a consolidated basis. Consequently, the Company does not disclose segment information on assets and liabilities.

Substantially all of the Company’s noncurrent assets and revenue generated from customers are located in São Paulo State. Consequently, financial information is not disclosed by geographic area.

3.26  Translation into foreign currency

(a)      Functional and reporting currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the company operates ("the functional currency"). The financial statements are presented in Brazilian reais (R$), which is also the Company's functional currency. All financial information has been stated in reais and rounded to the next thousand, except where otherwise indicated.

(b)      Foreign currency translation

Foreign currency-denominated transactions are translated into Brazilian reais using the exchange rates prevailing at the transaction dates. Statement of financial position accounts are translated by the exchange rate prevailing at reporting date.

Exchange gains and losses resulting from the settlement of these transactions and the translation of foreign currency-denominated cash assets and liabilities are recognized in the income statement, except for borrowings and financing referring to property, plant and equipment or intangible assets in progress, where exchange losses are recognized as corresponding entry to the asset while construction is in progress, as described in Note 3.12.